INCOME TAXES (Tables)	12 Months Ended
Dec. 28, 2025
INCOME TAXES
Schedule of deferred tax assets and liabilities
	2025	2024
Deferred tax assets:
Net operating loss carryforward	$700,000	$813,000
Stock-based compensation	157,000	127,000
Impairments	179,000	-
Equity method losses	261,000	144,000
Other	6,000	-
Total deferred tax assets	1,303,000	1,084,000
Less: valuation allowance	(990,000)	(616,000)
Total deferred tax assets, net	313,000	468,000
Deferred tax liabilities:
Property and equipment tax depreciation difference	(278,000)	(430,000)
Unrealized (gain) on short-term investments	(10,000)	(21,000)
Goodwill	(25,000)	(17,000)
Total deferred tax liabilities	(313,000)	(468,000)
Net deferred tax asset	$-	$-

Schdule of components of provision for income taxes
	2025	2024
Current income tax expense	$-	$-
Deferred income tax (benefit) expense	374,000	(410,000)
Change in valuation allowance	(374,000)	616,000
Total income tax expense	$-	$(206,000)

Schdule of difference in income tax expense
	2025		2024
	Amount	%	Amount	%
U.S. federal statutory income tax rate	$(145,000)	(21.0)	$(442,000)	(21.0)
State income tax benefit, net of federal tax benefit	(26,000)	(3.7)	(63,000)	(2.9)
Equity method investment loss	-	-	87,000	4.2
Adjustments to deferred tax assets related to prior periods	(196,000)	(28.5)	-	-
Other	(7,000)	(1.1)	(8,000)	0.1
Change in valuation allowance	374,000	54.3	616,000	26.6
Change in unrecognized benefit	-	-	-	-
Tax credits	-	-	-	-
Income tax expense	$-	0.0	$206,000	8.9